Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment
Property and equipment [Text Block]
Note 9: Property and equipment

Property and equipment are recorded at cost, and at December 31, 2023, 2022 and 2021, were comprised as follows:

	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2021	$2,191	$531	$11	$2,733
Additions during 2022	81	-	-	81
At December 31, 2022 and 2023	$2,272	$531	$11	$2,814

Accumulated depreciation
At December 31, 2021	$(1,389)	$(150)	$(3)	$(1,542)
Depreciation for the year	(204)	(133)	(4)	(341)
At December 31, 2022	$(1,593)	$(283)	$(7)	$(1,883)
Depreciation for the year	(205)	(134)	(4)	(343)
At December 31, 2023	$(1,798)	$(417)	$(11)	$(2,226)

Net book value
At December 31, 2022	$679	$248	$4	$931
At December 31, 2023	$474	$114	$-	$588